Employee Benefit Plans (Pension Plan Asset Allocations) (Details) - Defined benefit pension plans	Dec. 31, 2024
Cash and cash equivalents | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.00%
Cash and cash equivalents | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	10.00%
Short-term securities | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	0.00%
Short-term securities | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	10.00%
Fixed income | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	34.00%
Fixed income | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	49.00%
Fixed income | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	29.00%
Fixed income | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	49.00%
Equities: Canadian | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	5.00%
Equities: Canadian | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	15.00%
Equities: Non-Canadian | Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	37.00%
Equities: Non-Canadian | Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	61.00%
Equities: Non-Canadian | Non-Canadian Pension Plans | Range, Minimum
Pension Plan Asset Allocations
Target Range at Market	48.00%
Equities: Non-Canadian | Non-Canadian Pension Plans | Range, Maximum
Pension Plan Asset Allocations
Target Range at Market	68.00%